Business and Nature of Operations (Details)	Dec. 31, 2025 USD ($)
Additional Funding [Member]
Business and Nature of Operations [Line Items]
Fund raised amount	$ 5,000,000
Bridge Financing [Member]
Business and Nature of Operations [Line Items]
Fund raised amount	$ 500,000